Loss from Inventory Valuation	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Loss from inventory valuation

10. Loss from inventory valuation

The amounts of $4,001 and $1,432 recorded respectively in the years ended December 31, 2014 and December 31, 2015 represent loss from the valuation of the bunkers remaining on board our vessels, which were affected by the decline of bunker market prices during the relevant periods. No loss from the valuation of the bunkers remaining on board our vessels was recorded in the year ended December 31, 2016.